Prepaid Expenses, Advance Payments, and Other Tax Assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Prepaid expenses	€ 1,256	€ 988
Advance payments	252	77
Other tax assets	278	256
Total	1,786	1,320
Other non-financial assets	€ 3,212	€ 2,682
Prepaid expenses, advance payments, and other tax assets as % of Other non-financial assets	56.00%	49.00%
Non-Current Assets
Prepaid expenses	€ 626	€ 430
Advance payments	0	0
Other tax assets	111	67
Total	737	497
Other non-financial assets	€ 4,419	€ 3,990
Prepaid expenses, advance payments, and other tax assets as % of Other non-financial assets	17.00%	12.00%
Total
Prepaid expenses	€ 1,882	€ 1,418
Advance payments	252	77
Other tax assets	389	323
Total	2,523	1,817
Other non-financial assets	€ 7,631	€ 6,672
Prepaid expenses, advance payments, and other tax assets as % of Other non-financial assets	33.00%	27.00%